Long-Term Debt - Summary of Term Loan Facilities (Details) $ in Millions, $ in Millions	Apr. 23, 2020 USD ($) customer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 SGD ($)	Oct. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		$ 753	$ 571
Non-current portion of non-current borrowings		1,053	1,801
Total		$ 1,806	2,372	$ 2,511
Number of banks | customer	4
Proceeds from sales of property, plant and equipment	$ 300
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.90%
Current portion of non-current borrowings		$ 586	64
Non-current portion of non-current borrowings		$ 0	586
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.60%
Current portion of non-current borrowings		$ 78	9
Non-current portion of non-current borrowings		$ 0	82
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.25%
Current portion of non-current borrowings		$ 36	36
Non-current portion of non-current borrowings		$ 36	72
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.90%
Current portion of non-current borrowings		$ 34	60
Non-current portion of non-current borrowings		$ 0	34
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.25%
Current portion of non-current borrowings		$ 14	368
Non-current portion of non-current borrowings		$ 14	30
Maximum borrowing capacity							$ 750
2019 USD Dresden Equipment Financing Non-Current
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.25%
2019 EUR Dresden Equipment Financing Noncurrent
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.25%
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.40%			1.40%	1.40%
Non-current portion of non-current borrowings		$ 974	987
Maximum borrowing capacity					$ 1,149	$ 1,541
Various
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		5	34
Non-current portion of non-current borrowings		$ 29	$ 10